RELATED PARTIES (Details Narrative) - USD ($)				3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 28, 2022	Dec. 20, 2021	Mar. 24, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 18, 2022	Mar. 17, 2021
Related Party Transaction [Line Items]
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding				2,416,000		2,416,000		2,416,000	2,416,000
Sale of stock price per share		$ 12.00
Administrative service expenses				$ 30,000	$ 0	$ 60,000	$ 0	$ 0	$ 21,666
Repayments of related party debt									$ 130,687
Share price				$ 10.00		$ 10.00			$ 10.00
Working capital loans								0	$ 0
Shares cancelled						225,000
Accrued liabilities				$ 0		$ 0			0
Underwriter [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Founder shares subject to forfeiture		225,000
Sponsor [Member]
Related Party Transaction [Line Items]
Amount payable				349,975		349,975		$ 130,687	0
Sponsor fees						10,000			$ 10,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Notes outstanding				$ 0		$ 0
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Founder shares subject to forfeiture		225,000
Sponsor [Member] | Maximum [Member] | Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount											$ 300,000
Common Stock [Member]
Related Party Transaction [Line Items]
Sponsor received ordinary shares		1,437,500
Common stock, par value				$ 0.0001		$ 0.0001			$ 0.0001
Issuance of ordinary shares to Sponsor, shares								1,725,000
Shares issued price per share		$ 0.0001
Common stock, shares outstanding								1,725,000	1,725,000
Founder shares subject to forfeiture	150,000
Shares issued in conversion		1,437,500
Common Stock [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Issuance of ordinary shares to Sponsor, shares		287,500
Common stock, shares outstanding		1,725,000
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, authorized but unissued		150,000,000
Common stock, par value		$ 0.0001
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, authorized but unissued		10,000,000
Issuance of ordinary shares to Sponsor, shares		1,437,500
Shares converted		1,437,500
Shares cancelled		10,000,000
Ordinary Shares not Subject to Redemption [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Ordinary shares exercised and not subject to forfeiture	150,000
Sponsor [Member]
Related Party Transaction [Line Items]
Sponsor received ordinary shares			1,437,500
Shares amount payable			$ 25,000
Sale of stock price per share										$ 10.00
Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sale of stock price per share										$ 10.00
Sponsor [Member] | To Be Paid Later [Member]
Related Party Transaction [Line Items]
Shares amount payable			$ 25,000
Working Capital Loan [Member]
Related Party Transaction [Line Items]
Loans outstanding				$ 0		$ 0			$ 0
Working Capital Loan [Member] | Sponsor [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Repayments of related party debt						$ 1,500,000			$ 1,500,000